CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2025

Broadly Syndicated Loans (0.9%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (0.9%)
Europe (0.1%)
Anticimex Global AB	SOFR 3M + 3.15%	11/16/2028	$243,687	$242,773	$244,052
Belron Finance 2019, LLC	SOFR 3M + 2.75%	10/16/2031	248,125	247,505	248,989
Chrysaor Bidco S.a r.l. (TLB)	SOFR 1M + 3.50%	7/17/2031	231,622	231,622	233,065
Chrysaor Bidco S.a r.l. (DTL)	SOFR 1M + 3.50%	5/14/2031	17,216	17,216	17,323
Flutter Entertainment	SOFR 3M + 1.75%	11/30/2030	248,111	248,111	247,180
Grifols, S.A.	SOFR 3M + 2.00%	11/15/2027	170,209	167,231	169,595
Hyperion Insurance (HIG Finance)	SOFR 1M + 3.50%	4/18/2030	198,477	199,221	199,414
Jazz Pharmaceuticals Public Limited Company	SOFR 1M + 2.25%	5/5/2028	177,872	177,872	178,555
Minimax (MX Mercury)	SOFR 1M + 2.25%	2/19/2032	250,000	250,000	250,938
Nouryon Fin B.V.	SOFR 3M + 3.25%	4/3/2028	142,408	142,408	142,942
Peer Holding B.V.	SOFR 3M + 2.50%	7/1/2031	248,750	248,750	249,869
ThyssenKrupp Elevator (Vertical Midco)	SOFR 3M + 3.00%	4/30/2030	246,273	246,273	246,805
Total Europe			$2,422,750	$2,418,982	$2,428,727

North America (0.7%)
Advisor Group (OSAIC)	SOFR 1M + 3.50%	8/17/2028	$246,232	$246,232	$246,611
Agiliti Health, Inc.	SOFR 3M + 3.00%	5/1/2030	246,859	245,008	238,528
AlixPartners, LLC	SOFR 1M + 2.50%	2/4/2028	243,638	243,942	244,461
Allied Universal Holdco, LLC	SOFR 1M + 3.75%	5/12/2028	99,227	98,607	99,665
Alterra Mountain Company	SOFR 1M + 2.75%	8/17/2028	244,987	244,987	245,906
American Airlines, Inc.	SOFR 1M + 2.25%	2/15/2028	242,500	242,500	239,915
AmWINS Group, Inc.	SOFR 1M + 2.25%	1/23/2032	99,500	99,749	99,518
APi Group (J2 Acquisition)	SOFR 1M + 1.75%	1/3/2029	238,925	238,925	238,913
Ascensus Group Holdings, Inc.	SOFR 1M + 3.00%	8/2/2028	198,942	198,942	199,149
Atlantic Aviation, Inc.	SOFR 1M + 2.50%	9/23/2031	243,725	243,725	243,096
The Baldwin Insurance Group Holdings, LLC	SOFR 1M + 3.00%	5/26/2031	206,055	206,055	205,884
BCPE Pequod Buyer, Inc.	SOFR 1M + 3.50%	11/25/2031	149,625	149,251	149,775
Berlin Packaging, LLC	SOFR 1M + 3.50%	6/7/2031	198,503	198,503	199,150
Blackstone CQP Holdco, L.P.	SOFR 3M + 2.00%	12/31/2030	249,375	249,375	249,283
BroadStreet Partners, Inc.	SOFR 1M + 3.00%	6/13/2031	491,819	491,509	492,301
Buyer's Edge Company, Inc.	SOFR 1M + 3.25%	4/25/2031	247,505	247,505	247,814
Chamberlain Group	SOFR 1M + 3.35%	11/3/2028	198,969	197,974	199,172
Clipper Acquisitions Corporation	SOFR 1M + 1.75%	3/3/2028	113,750	113,039	112,612
Clydesdale Acquisition Holdings, Inc. (TLB)	SOFR 1M + 3.25%	4/1/2032	196,564	195,090	195,691
Clydesdale Acquisition Holdings, Inc. (DTL)	SOFR 1M + 3.25%	4/1/2032	3,436	3,411	3,421
Concentra Health Services, Inc.	SOFR 1M + 2.00%	7/25/2031	149,002	149,002	149,374

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Broadly Syndicated Loans (0.9%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Cotiviti Holdings, Inc.	SOFR 1M + 2.75%	5/1/2031	246,884	245,650	245,497
Covanta Holding Corporation (TLB)	SOFR 1M + 2.25%	11/30/2028	181,772	181,772	181,999
Covanta Holding Corporation (TLC)	SOFR 1M + 2.25%	11/30/2028	14,035	14,035	14,053
DaVita, Inc.	SOFR 1M + 2.00%	5/9/2031	198,500	197,508	199,469
DRW Holdings, LLC	SOFR 3M + 3.50%	6/26/2031	247,500	246,881	247,809
EMRLD Borrower, L.P.	SOFR 6M + 2.50%	5/31/2030	197,990	197,742	197,715
Ensemble RCM, LLC	SOFR 3M + 3.00%	8/1/2029	199,495	198,497	200,221
Entain (GVC)	SOFR 3M + 2.75%	10/31/2029	247,500	247,191	248,247
Epicor Software Corporation	SOFR 1M + 2.75%	5/30/2031	301,061	301,061	301,666
ExamWorks, Inc.	SOFR 1M + 2.75%	11/1/2028	195,982	195,737	196,410
FB Income Advisor, LLC	SOFR 1M + 2.25%	4/18/2031	297,000	296,258	296,258
First Advantage Corporation	SOFR 1M + 3.25%	9/19/2031	198,127	198,127	198,065
First Eagle Management, LLC	SOFR 3M + 3.00%	3/5/2029	246,875	243,172	246,771
Fleetcor Technologies Operating Company, LLC	SOFR 1M + 1.75%	4/28/2028	248,128	249,059	248,076
Froneri International, Ltd.	SOFR 1M + 2.00%	9/17/2031	269,389	269,389	266,191
Genesys Telecom (Greeneden)	SOFR 1M + 2.50%	1/30/2032	199,500	197,754	199,352
Grant Thornton Advisors, LLC	SOFR 3M + 2.75%	6/2/2031	248,128	248,128	247,694
Grosvenor Cap Mgmt Holdings, LLLP	SOFR 1M + 2.25%	2/25/2030	203,928	203,928	204,756
GTCR Everest Borrower, LLC	SOFR 3M + 3.00%	9/5/2031	248,750	248,128	249,061
Hamilton Projects Acquiror, LLC	SOFR 1M + 3.00%	5/31/2031	238,750	238,153	239,447
Herc Holdings, Inc.	SOFR 1M + 2.00%	6/2/2032	200,000	199,500	200,584
Hudson River Trading, LLC	SOFR 1M + 3.00%	3/18/2030	194,964	194,964	195,360
Icon Parent I, Inc.	SOFR 3M + 3.00%	9/12/2031	399,000	397,254	399,327
IMC Financing, LLC	SOFR 1M + 3.50%	6/2/2032	150,000	149,250	150,750
Jane Street Group, LLC	SOFR 3M + 2.00%	12/15/2031	243,622	243,622	243,308
Johnstone Supply	SOFR 1M + 2.50%	6/9/2031	248,125	248,125	248,475
June Purchaser, LLC (TLB)	SOFR 3M + 3.25%	11/28/2031	171,000	170,145	171,641
June Purchaser, LLC (DTL)	SOFR 3M + 3.25%	9/11/2031	28,571	28,429	28,678
Madison IAQ, LLC (TL)	SOFR 1M + 2.50%	6/21/2028	199,482	197,736	199,534
Madison IAQ, LLC (TLB)	SOFR 1M + 3.25%	5/6/2032	200,000	198,000	200,422
Maravai Intermediate Holdings, LLC	SOFR 3M + 3.00%	10/19/2027	137,849	138,021	130,784
Mavis Tire Express Services Corporation	SOFR 1M + 3.00%	5/4/2028	199,500	199,251	199,278
Medline Borrower, L.P.	SOFR 1M + 2.25%	10/23/2028	266,460	266,460	266,590
MeridianLink, Inc.	SOFR 3M + 2.75%	11/10/2028	247,500	247,500	247,577
Mitchell International, Inc.	SOFR 1M + 3.25%	6/17/2031	148,875	147,014	148,637
MyEyeDr	SOFR 1M + 3.50%	4/15/2031	248,125	248,125	248,835
NAB Holdings, LLC	SOFR 3M + 2.50%	11/23/2028	268,144	268,144	264,736
NRG Energy, Inc.	SOFR 3M + 1.75%	4/16/2031	246,875	246,258	247,184

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Broadly Syndicated Loans (0.9%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
OneDigital Borrower, LLC	SOFR 1M + 3.00%	7/2/2031	198,496	198,496	197,938
Organon & Co.	SOFR 1M + 2.25%	5/19/2031	298,790	298,790	293,063
Osmosis Buyer Limited	SOFR 1M + 3.00%	7/31/2028	245,002	245,002	244,494
Parexel International Corporation	SOFR 1M + 2.50%	11/15/2028	234,303	234,303	234,286
Plano Holdco, Inc.	SOFR 3M + 3.50%	10/2/2031	249,375	248,128	236,283
Power Solutions (Clarios Global, L.P.)	SOFR 1M + 2.75%	1/15/2032	300,000	299,625	300,189
Project Boost Purchaser, LLC	SOFR 3M + 3.00%	7/16/2031	199,000	198,503	199,249
Proofpoint, Inc.	SOFR 1M + 3.00%	8/31/2028	243,758	243,758	243,785
Quikrete Holdings, Inc.	SOFR 1M + 2.25%	2/10/2032	249,375	248,752	248,939
QXO Building Products, Inc.	SOFR 3M + 3.00%	4/29/2032	75,556	75,650	76,006
RealPage, Inc.	SOFR 3M + 3.26%	4/24/2028	194,937	191,038	193,436
Savage Enterprises, LLC	SOFR 1M + 2.75%	9/15/2028	248,728	248,728	249,265
Sedgwick Claims Management Services, Inc.	SOFR 3M + 3.00%	7/31/2031	223,313	222,913	224,011
Signature Aviation	SOFR 1M + 2.75%	7/1/2031	244,088	243,783	244,259
Starwood Property Mortgage, LLC	SOFR 1M + 2.25%	12/12/2029	248,750	248,128	249,218
The Ultimate Software Group, Inc.	SOFR 3M + 3.00%	2/10/2031	298,492	298,492	299,543
Titan	SOFR 1M + 3.00%	6/14/2030	99,494	99,245	99,742
Trans Union	SOFR 1M + 1.75%	6/24/2031	189,264	189,264	189,383
TransDigm, Inc.	SOFR 3M + 2.50%	2/28/2031	238,196	237,898	238,600
United Pacific	SOFR 3M + 3.75%	7/9/2031	248,125	247,505	246,989
Valvoline, Inc.	SOFR 1M + 2.00%	3/19/2032	200,000	199,000	200,556
Vertiv Group Corporation	SOFR 1M + 1.75%	3/2/2027	248,125	248,125	248,309
Vistra Energy Corporation	SOFR 1M + 1.75%	12/20/2030	244,158	244,158	244,648
Vistra Zero Operating Company, LLC	SOFR 1M + 2.00%	4/30/2031	248,750	247,506	245,019
Wand Newco 3, Inc.	SOFR 1M + 2.50%	1/30/2031	199,482	197,986	198,461
White Cap Supply Holdings, LLC	SOFR 1M + 3.25%	10/19/2029	248,749	247,506	247,009
WhiteWater DBR Holdco, LLC	SOFR 1M + 2.25%	3/3/2031	198,502	198,999	198,503
Zelis Cost Management Buyer, Inc.	SOFR 1M + 2.75%	9/28/2029	248,115	248,426	246,287
Total North America			$18,899,447	$18,859,004	$18,858,166

Rest of World (0.0%)
Ardonagh Midco 3 Limited	SOFR 6M + 2.50%	2/15/2031	$224,438	$223,315	$222,474
Total Rest of World			$224,438	$223,315	$222,474
Total First Lien			$21,546,635	$21,501,301	$21,509,367
Total Broadly Syndicated Loans			$21,546,635	$21,501,301	$21,509,367

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Direct Investments (28.0%)	(3)(8)(9)(10)

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Common Stocks (22.6%)
Europe (6.4%)
ACTE II Grand Co-Invest, L.P.	(6)	8/14/2024	$11,424,617	$12,259,185
Astorg VIII Co-Invest Corden	(4)	8/1/2022	9,355,479	16,566,221
Aurelia Co-Invest SCSp	(6)	5/14/2024	8,577,377	15,114,991
Cinven Isabella, L.P.	(6)	11/26/2024	13,982,612	16,804,226
Cinven Pegasus Limited Partnership	(6)	10/2/2024	8,242,275	9,281,824
Delta Opportunities, L.P.	(6)	3/21/2025	6,527,926	6,936,397
ECI 12 E, L.P.	(6)	1/16/2025	229,533	—
Everest Co-Investment, L.P.	(6)	3/19/2025	10,986,616	11,791,377
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	504,693	—
Indigo Acquisition Holding B.V.	(6)	9/6/2024	1,012,959	282,166
Menrva Co-investment, L.P.	(6)	3/12/2025	15,915,861	15,881,000
Motel One Co-Invest SCSp	(6)	5/28/2025	17,045,042	17,731,075
PP Food Technologies HoldCo S.p.A	(6)	10/16/2024	8,187,821	8,821,454
PSC Tiger, L.P.	(6)	9/4/2024	3,141,125	3,728,351
SEP EIGER Aggregator, L.P.	(4)	4/25/2022	125,234	—
TSO III Project Olympus Co-Invest, L.P.	(6)	10/23/2024	8,867,089	10,459,137
Vantage RC Holding B.V.	(6)	2/27/2025	12,964,197	14,650,670
Total Europe			$137,090,456	$160,308,074
North America (15.3%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$129,179	$4,820,559
Alpha OMH Co-Invest, L.P.	(6)	5/2/2025	6,654,316	6,585,000
BarBri Topco, L.P.	(6)	12/19/2024	16,071,000	17,724,854
BCPE Polymath Investor, L.P.	(6)	9/25/2024	7,482,096	7,480,153
BCPE Virginia Investor, L.P.	(6)	12/13/2023	5,007,014	5,750,000
BharCap Babylon Acquisition, L.P.	(6)	3/8/2024	7,413,147	9,700,003
BSP-FL Intermediate, Inc.	(6)	12/5/2024	12,500,000	12,500,000
Cetera Financial Group	(6)	12/18/2023	4,279,942	5,376,168
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,805,886	—
CSC Riviera Co‐Invest, L.P.	(6)	1/30/2025	16,699,773	18,526,448
CSC Tau Co‐Invest Aggregator, L.P.	(6)	1/30/2025	7,153,691	7,143,000
EQT X Co-Investment (A) SCSp	(6)	7/2/2024	10,544,112	12,106,634
GTCR (W-2) Investors, L.P.	(6)	1/29/2024	9,605,764	17,105,834
Gula Co-Invest II, L.P.	(6)	10/23/2024	13,410,412	13,333,000
KKR Icon Co-Invest L.P.	(6)	11/13/2024	17,857,000	17,857,000
LM Carpenter Co-Invest-A I L.P.	(6)	12/27/2024	6,210,656	6,757,572
Magnesium Co-Invest SCSp	(4)	5/6/2022	9,454,920	12,217,788
Mariner Opportunity-A, L.P.	(6)	5/29/2025	1,829,745	1,783,150

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Martis Partners IV Three Oaks Co-Invest, L.P.	(6)	6/16/2025	5,165,478	5,000,000
MidOcean Partners QT Co-Invest, L.P.	(6)	8/20/2024	7,068,670	7,489,239
MOP-Arnott Holdings, L.P.	(6)	11/12/2024	2,778,000	2,778,000
NCP MSI Co-Invest, L.P.	(6)	3/20/2025	5,100,307	5,084,666
NS UI A, LLC	(6)	12/27/2024	9,002,973	9,106,118
OEP VIII Project Greenheart Co-investment Partners, L.P.	(4)	10/17/2022	8,137,246	10,181,818
Oscar Holdings, L.P.	(4)	4/27/2022	4,356,463	5,397,429
PC Key Data Holdings, L.P.	(6)	9/20/2024	7,648,502	7,500,000
PCP Release Aggregator, L.P.	(6)	6/10/2025	26,314,500	26,314,500
Plano Co-investment II, L.P.	(6)	9/27/2024	8,228,324	8,167,000
Pretzel Co-Invest, L.P.	(6)	12/19/2024	15,989,078	15,823,000
Project Second Co-Invest Fund, L.P.	(6)	5/2/2025	14,506,376	14,493,000
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	4,228,730	2,834,159
RCP Nats Co-Investment Fund, L.P.	(6)	5/19/2025	5,056,644	5,000,000
RCR Equity, L.P.	(6)	4/23/2024	56,000	415,041
Rocket Co-Invest, SLP	(6)	3/20/2024	6,744,854	8,670,367
SCP FCA Investments, LLC	(5)	6/7/2024	31,285	—
Sentinel NSI Co-Invest, L.P.	(6)	1/31/2025	5,234,103	5,376,791
SEP Hero Co-Invest I-A, L.P.	(6)	11/1/2024	7,758,311	7,753,000
SkyKnight Financial Holdings, L.P.	(6)	12/24/2024	7,378,389	7,347,837
SkyKnight Insurance Holdings, L.P.	(6)	11/13/2023	2,029,690	2,438,542
STG AV, L.P.	(6)	11/1/2023	5,006,967	5,000,000
TI VI Project Emilia Co-Invest, L.P.	(6)	6/6/2025	7,708,269	7,648,334
Trivest Bright Co-Invest, L.P.	(6)	4/16/2024	7,817,375	5,212,143
Truelink Atlas, L.P.	(6)	6/26/2025	9,375,000	9,375,000
Truelink Voltron A, L.P.	(6)	12/27/2024	5,000,000	5,000,000
Victors CCC Aggregator, L.P.	(4)	5/31/2022	2,992,681	4,279,021
Webster Cascade Aggregator II, L.P.	(4)	12/21/2022	3,704,247	538,137
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,817,928	7,650,673
Cascade Equity Holding, LLC	(6)	12/27/2024	7,500,000	7,500,000
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	107,797	—
Total North America			$359,952,840	$386,140,978
Rest of World (0.9%)
Habit Health	(6)	7/25/2024	$5,087,656	$5,138,855
KKR Sirius Co-Invest, L.P.	(6)	8/30/2024	10,598,584	11,361,343
Mason Stevens Co Investment Trust	(6)	3/26/2025	4,830,794	5,000,329
Total Rest of World			$20,517,034	$21,500,527
Total Common Stocks			$517,560,330	$567,949,579

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Convertible Preferred Stocks (0.3%)
North America (0.3%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	$6,431,818	$7,662,160
Total North America			$6,431,818	$7,662,160
Total Convertible Preferred Stocks			$6,431,818	$7,662,160

Preferred Stocks (4.8%)
Europe (1.1%)
Astorg VIII Co-Invest Corden	(4)	8/1/2022	$—	$—
ECI 12 E, L.P.	(6)	1/16/2025	9,346,369	10,410,689
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	4,808,312	5,487,220
Indigo Acquisition Holding B.V.	(6)	9/6/2024	9,003,612	10,303,578
SEP EIGER Aggregator, L.P.	(4)	4/25/2022	2,077,360	2,491,319
Total Europe			$25,235,653	$28,692,806
North America (3.7%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$7,920,000	$9,981,891
Corsair Amore Investors, L.P.	(4)	5/25/2022	184,283	487,588
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	16,667,000	18,098,011
LJ Shield Co-Invest, L.P.	(6)	6/13/2024	9,853,503	10,411,338
MPGC III SK C-Investment, L.P.	(6)	6/2/2025	10,406,320	10,483,388
RCR Equity, L.P.	(6)	4/23/2024	5,544,000	6,076,759
SCP FCA Investments, LLC	(5)	6/7/2024	7,550,000	12,273,859
VFF IV Co-Invest 4-C, L.P.	(6)	11/22/2024	15,823,000	15,784,585
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	7,309,839	8,719,963
Total North America			$81,257,945	$92,317,382
Total Preferred Stocks			$106,493,598	$121,010,188

Shareholder Loans (0.1%)
Europe (0.1%)
ECI 12 E, L.P.	(6)	1/16/2025	$2,789,309	$3,300,549
Total Europe			$2,789,309	$3,300,549
Total Shareholder Loans			$2,789,309	$3,300,549

Warrants (0.3%)
North America (0.3%)
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	$—	$6,379,429
Total North America			$—	$6,379,429
Total Warrants			$—	$6,379,429
Total Direct Investments			$633,275,055	$706,301,905

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)

Primary Investments (5.6%)	(3)(7)(8)(9)(11)
Europe (0.5%)
Advent International GPE X-D SCSp	(4)	1/31/2022	$2,576,697	$3,245,821
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	1,717,556	2,034,514
TowerBrook Investors VI (892), L.P.	(6)	6/27/2024	7,327,799	7,550,247
Total Europe			$11,622,052	$12,830,582
North America (5.1%)
BharCap Partners II-B, L.P.	(6)	12/18/2024	$11,529,050	$13,834,860
CenterOak Equity Fund III-EF, L.P.	(6)	6/14/2024	45,557	(305,821)
Francisco Partners VII-A, L.P.	(4)	2/15/2022	2,648,377	2,694,473
Lee Equity Partners Fund IV(A), L.P.	(6)	6/28/2024	2,771,987	2,515,016
Nautic Partners XI, L.P.	(6)	6/21/2024	12,888	—
OceanSound Partners Fund II (A), L.P.	(6)	7/2/2024	6,535,179	8,664,455
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	8,813,442	13,443,071
Sole Source Capital III	(6)	3/31/2025	—	—
Trivest Growth Investment Fund III-A, L.P.	(6)	9/12/2024	666,438	577,056
Truelink Capital I-A, L.P.	(6)	6/7/2024	11,793,698	17,494,650
Valeas Capital Partners Fund I-A, L.P.	(6)	8/30/2024	25,719,534	45,988,203
Webster Capital V, L.P.	(4)	6/30/2022	7,313,253	9,118,800
Zenyth Partners II-A, L.P.	(6)	4/30/2025	7,400,523	14,129,292
Total North America			$85,249,926	$128,154,055
Total Primary Investments			$96,871,978	$140,984,637

Secondary Investments (53.8%)	(3)(7)(8)(9)(11)
Europe (12.5%)
Advent Global Technology	(5)	3/31/2025	$2,195,389	$2,743,835
Advent Global Technology II	(5)	3/31/2025	3,105,596	3,649,972
Advent International GPE IX	(5)	3/31/2025	11,986,264	13,212,997
Advent International GPE IX (EUR)	(5)	12/31/2023	1,008,949	1,340,280
Advent International GPE VIII	(5)	3/31/2025	2,497,146	2,821,607
Advent International GPE X	(5)	3/31/2025	6,038,297	6,625,562
Axcel CV K/S	(6)	5/21/2025	41,345,414	44,401,368
Barley (No.1) Limited Partnership	(6)	4/17/2024	9,300,033	9,834,700
Barley Institutional Co-Invest Limited Partnership	(6)	4/17/2024	1,311,846	1,407,262
Bridgepoint Europe VI	(5)	12/31/2023	903,912	1,326,705
Bridgepoint Europe VII	(6)	1/31/2024	220,138	269,024
CVC Capital Partners Strategic Opportunities II	(5)	12/31/2023	988,079	1,288,790
CVC Capital Partners VI	(5)	12/31/2023	235,313	316,764

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
CVC Capital Partners VII	(5)	12/31/2023	345,427	504,845
CVC Capital Partners VIII	(5)	12/31/2023	652,862	694,566
CVC Capital Partners VIII (A), L.P.	(5)	12/31/2024	36,461,259	42,517,883
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	12,206,302	17,906,400
Elysium Acquisition, L.P.	(6)	12/2/2024	38,190,714	53,293,242
Equistone SP I SCSp	(4)	6/23/2022	4,912,503	7,372,061
Gamma Co-invest, L.P.	(6)	6/28/2024	4,192,696	4,129,793
IK SC Strategic Opportunities I Fund	(6)	4/4/2024	13,078,581	18,342,618
Inflexion Continuation Fund I (No.1) Limited Partnership	(6)	5/13/2025	28,705,683	29,145,291
TowerBrook Investors V	(6)	6/28/2024	32,520,115	52,285,551
Total Europe			$252,402,518	$315,431,116
North America (40.5%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	$7,049,740	$7,211,914
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	219,474	233,593
Audax Private Equity Fund VI	(5)	12/31/2023	748,242	825,033
Bain Capital Beacon Holdings, L.P.	(6)	3/14/2025	88,857,116	95,376,917
CF24XB SCSp	(6)	3/19/2025	30,000,000	43,690,820
CB Offshore CF I, Limited Partnership	(6)	12/10/2024	52,118,895	117,469,484
Churchill Secondary Partners II, L.P.	(5)	6/30/2025	15,104,641	17,977,233
Churchill Secondary Partners II, L.P.	(6)	6/30/2025	13,216,560	15,730,078
Clayton, Dubilier & Rice Fund XI, L.P.	(5)	6/30/2023	3,821,367	4,435,018
Clayton, Dubilier & Rice Fund XI, L.P.	(5)	12/31/2024	19,899,442	22,206,023
Excellere Partners III	(6)	3/31/2024	5,993,938	9,652,950
Excellere Partners IV	(6)	3/31/2024	6,701,646	10,518,078
Frontier Opportunity Fund A	(5)	12/31/2023	214,345	302,786
GA Continuity Fund II, L.P.	(6)	3/4/2025	68,234,133	100,075,028
GA Continuity I (AM) Fund	(5)	6/30/2023	130,156	238,446
GA Continuity I (HG) Fund	(5)	6/30/2023	234,140	377,773
GA Continuity I (SNF) Fund	(5)	6/30/2023	157,335	185,277
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	8,298,379	10,572,024
Green Equity Investors VIII, L.P.	(5)	12/31/2024	16,156,058	21,287,788
Hellman & Friedman Capital Partners IX	(5)	12/31/2023	900,542	1,159,007
Hellman & Friedman Capital Partners X	(5)	12/31/2023	503,681	522,254
Hidden Harbor Capital Partners Continuation Fund, L.P.	(6)	4/25/2025	105,170,688	105,170,688
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,686,177	4,057,307
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	8,381,225	12,444,781
Kinderhook GME Equity	(6)	6/14/2024	404,219	519,022
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	4,337,766	7,011,822
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	9,427,826	10,013,757

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Lindsay Goldberg V, L.P.	(5)	12/31/2024	15,941,763	16,984,612
Littlejohn Fund V, L.P.	(4)	3/31/2022	2,346,339	1,499,524
Littlejohn Fund VI	(4)	12/31/2022	3,057,867	3,393,560
Littlejohn Fund VI	(5)	12/31/2023	782,270	1,064,665
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,859,582	4,266,639
Madison Dearborn Capital Partners VIII, L.P.	(5)	12/31/2024	42,786,179	48,826,391
Manulife PE Partners II Cayman, L.P.	(6)	6/1/2024	79,765,325	97,560,326
New Mountain Partners VI, L.P.	(5)	12/31/2024	18,981,389	25,787,725
Norwest Equity Partners IX, L.P.	(5)	9/30/2023	3,633,437	6,114,129
Norwest Equity Partners X, L.P.	(5)	9/30/2023	5,817,381	12,517,134
Norwest Equity Partners XI, L.P.	(5)	9/30/2023	2,770,507	2,932,289
Odyssey Investment Partners Fund V	(4)	12/31/2022	881,710	296,225
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,707,376	2,196,419
OEP Neptune Fund I SCSP	(4)	4/24/2023	10,079,310	13,005,416
One Equity Partners VI	(5)	12/31/2023	50,202	160,108
One Equity Partners VII	(5)	12/31/2023	541,174	494,692
One Equity Partners VIII	(5)	12/31/2023	644,024	842,648
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,234,483	1,334,618
Quad-C Partners X, L.P.	(4)	12/31/2022	1,451,944	1,769,500
Roark Capital Partners CF, L.P.	(4)	8/17/2022	5,758,508	7,957,541
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,366,894	2,798,157
TA Associates XIII	(5)	12/31/2023	340,449	445,656
TA Associates XIV	(5)	12/31/2023	358,473	392,082
The Resolute III Continuation Fund, L.P.	(6)	9/20/2024	91,431,474	100,790,389
Thoma Bravo Fund XV, L.P.	(5)	12/31/2024	23,308,361	28,804,995
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	3,869,800	6,695,182
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	102,115	131,956
TPG Partners IX, L.P.	(4)	8/5/2022	591,615	726,850
TPG Partners VII, L.P.	(4)	3/31/2022	1,200,125	722,685
TPG Partners VIII, L.P.	(4)	3/31/2022	8,765,530	9,613,040
Wind Point Partners IX	(5)	12/31/2023	643,785	694,502
Wind Point Partners VIII	(5)	12/31/2023	172,658	137,763
Wind Point Partners X-B, L.P.	(6)	1/23/2024	220,780	294,610
Total North America			$805,430,560	$1,020,516,929
Rest of World (0.8%)
Affinity Asia Pacific Fund V	(5)	12/31/2023	$532,592	$673,183
Ping An Global Equity Selection Fund III	(6)	11/25/2024	7,118,207	11,472,372
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,535,240	6,187,419
TPG Asia VIII (B), L.P.	(4)	7/1/2022	1,156,843	1,371,768

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2025

Private Equity Investments (87.4%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Total Rest of World			$16,342,882	$19,704,742
Total Secondary Investments			$1,074,175,960	$1,355,652,787
Total Private Equity Investments			$1,804,322,993	$2,202,939,329
Total Investments (88.3%)			$1,825,824,294	$2,224,448,696
Cash Equivalents (13.9%)
North America (13.9%)
UMB Money Market II Special (4.19%)	(4)(5)(6)		$350,763,826	$350,763,826
Total Cash Equivalents			$350,763,826	$350,763,826
Total Investments and Cash Equivalents (102.3%)			$2,176,588,120	$2,575,212,522
Other Assets and Liabilities, Net (-2.3%)				$(56,915,103)
Net Assets (100.0%)				$2,518,297,419

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
(1) As of June 30, 2025, the below reference rates were in effect:
1M US SOFR - 1 Month SOFR as of June 30, 2025 was 4.33%
3M US SOFR - 3 Month SOFR as of June 30, 2025 was 4.29%
6M US SOFR - 6 Month SOFR as of June 30, 2025 was 4.15%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(3) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC.
(6) Investments held in AlpInvest CAPM Holdings LLC.
(7) Investment does not issue shares.
(8) Non-income producing security.
(9) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 was $2,202,939,329, or 87.4%, of net assets.
(10) Investment value was determined using significant unobservable inputs. Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(11) Investment valued as a practical expedient. Please see Notes to Consolidated Schedule of Investment for further details regarding the valuation policy of the Fund.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2025

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments. Private Markets Investments include, without limitation:

•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds; and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The Consolidated Schedule of Investments of the Fund includes AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund’s investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

AlpInvest will adjust the fair value provided by the Underlying Fund’s management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Fund’s management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$20,479,984	$1,029,383	$21,509,367
Cash Equivalents	350,763,826	—	—	350,763,826
Direct Investments	—	—	706,301,905	706,301,905
Total	$350,763,826	$20,479,984	$707,331,288	$1,078,575,098
The Fund held Primary Investments and Secondary Investments with a fair value of $1,496,637,424, which are excluded from the fair value hierarchy as of June 30, 2025, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.